Current and Future Income Taxes (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Components of future tax assets
Non-capital losses carried forward	$ 4,342,685	$ 2,686,530
Financing costs	10,565	7,737
Scientific research and development	183,913	144,235
Gross future tax assets	4,537,163	2,838,502
Valuation allowance	$ (4,537,163)	$ (2,838,502)
Net future tax assets